Earnings Per Common Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earnings per Common Share
Note 12: Earnings per Common Share
Presented in the table below is a reconciliation of the numerator and denominator for the basic and diluted earnings per share (“EPS”) calculations:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Numerator:
Net income attributable to common shareholders	$315	$289	$511	$494

Denominator:
Weighted-average common shares outstanding—Basic	196	195	196	195
Effect of dilutive common stock equivalents	—	—	—	—
Effect of dilutive forward sale agreements	—	—	—	—

Weighted-average common shares outstanding—Diluted	196	195	196	195

The effect of dilutive common stock equivalents is related to outstanding restricted stock units (“RSUs”) and performance stock units (“PSUs”) granted under the Company’s 2007 Omnibus Equity Compensation Plan and outstanding RSUs and PSUs granted under the Company’s 2017 Omnibus Equity Compensation Plan, as well as estimated shares to be purchased under the Company’s 2017 Nonqualified Employee Stock Purchase Plan. Less than one million share-based awards were excluded from the computation of diluted EPS for the three and six months ended June 30, 2026 and 2025, because their effect would have been anti-dilutive under the treasury stock method.
Dilutive earnings per common share reflects the dilutive impact of potential issuances of shares of common stock associated with the outstanding equity Forward Sale Agreements entered in August 2025. The dilutive effect of equity forwards is determined under the treasury stock method. Share dilution occurs when the average market price of the Company’s common stock for the reporting period is higher than the adjusted forward sales price at the end of the reporting period. For the three and six months ended June 30, 2026, the Forward Sale Agreements had no dilutive effect on EPS.
The
if-converted
method was applied to the Exchangeable Notes issued in June 2023 for computing diluted EPS. The Exchangeable Notes matured in full on June 15, 2026. For all periods presented, there was no dilution resulting from the Exchangeable Notes.